Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net income	$ 5,441	$ 5,041
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,599	1,024
Write-down of obsolete inventory	693	123
Liability for employees' severance benefits, net	220	16
Discount on marketable securities, net	212	298
Share-based compensation expense	864	734
Deferred taxes	(6)	(359)
Adjustments in relation to acquisition	(180)
Changes in assets and liabilities:
Accounts receivable - trade	2,396	3,255
Accounts receivable - other	(3,112)	(1,623)
Inventories	(12,797)	(5,951)
Trade accounts payable	6,399	1,893
Other accounts payable and accrued expenses	(4,842)	1,506
Contingent consideration adjustments	15	404
Net cash provided by (used in) operating activities	(3,098)	6,361
Cash flows from investing activities
Proceeds from short term bank deposits, net		4,000
Sale of property, plant and equipment		49
Purchases of property, plant and equipment	(860)	(1,791)
Proceeds from maturity of marketable securities	3,625	10,200
Purchases of marketable securities		(12,935)
Net cash provided by (used in) investing activities	2,765	(477)
Cash flows from financing activities
Exercise of options	416	856
Dividend	(7,312)	(7,274)
Net cash used in financing activities	(6,896)	(6,418)
Effect of exchange rate changes on cash balances held	20	104
Decrease in cash and cash equivalents	(7,209)	(430)
Cash and cash equivalents at beginning of period	18,178	17,890
Cash and cash equivalents at end of period	10,969	17,460
Supplementary cash flow information Non-cash transactions:
Investments in PPE	68	223
Supplementary cash flow information Cash paid during the period for:
Income taxes	$ 2,444	$ 990